Other information	12 Months Ended
Dec. 31, 2023
Other information
Other information

27 Other information

Supplemental cash flow information

(€ million)	2023	2022	2021
Investment in consolidated subsidiaries and businesses
Current assets	408	147	262
Non-current assets	1,985	1,981	1,124
Net borrowings	(91)	(541)	(486)
Current and non-current liabilities	(622)	(366)	(349)
Net effect of investments	1,680	1,221	551
Goodwill	25	482	1,574
Fair value of investments held before the acquisition of control	(271)	(21)	(99)
Non-controlling interests	(2)	(15)	(4)
Purchase price	1,432	1,667	2,022
less:
Cash and cash equivalents acquired	(155)	(31)	(121)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,277	1,636	1,901

Disposal of consolidated subsidiaries and businesses
Current assets	130	1,377	2
Non-current assets	153	8,618
Net borrowings	180	(2,085)
Current and non-current liabilities	(124)	(2,351)
Net effect of disposals	339	5,559	2
Current value of the stake held for business combinations	(580)	(5,726)
Reclassification among other items of OCI	(7)	(918)
Gain on disposal of business combinations	427	2,704
Fair value of share capital held after the sale of control	414
Credits for divestments	(173)	(1,609)
Selling price	420	10	2
less:
Cash and cash equivalents sold	(25)	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	395	(60)	2

Business combination Unión Fenosa Gas
Investment in Unión Fenosa Gas sold			232
less:
Investments and businesses acquired
Current assets			370
Non-current assets			378
Net borrowings			(128)
Long-term and short-term liabilities			(420)
Total investments and businesses acquired			200
Total net disposals			32
less:
Cash and cash equivalents acquired			42
Business combination Unión Fenosa Gas net of cash and cash equivalent acquired			74

Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	395	(60)	76

Investments and disposals in 2023 are disclosed in note 5 – Business combinations and other significant transactions.

Investments in 2022 concerned: (i) the 100% acquisition of the company SKGR Energy Single Member SA (now Eni Plenitude Renewables Hellas Single Member SA), which owns a pipeline of photovoltaic projects totalling around 800 MW in Greece; (ii) the acquisition of the Corazon I Solar plant with 266 MW of capacity, in Texas (USA) and the Guajillo storage project; (iii) the acquisition of 100% of the company Energía Eólica Boreas SLU, with a generation capacity of 104.5 MW; (iv) the acquisition of a 100% stake in the company Export LNG Ltd which owns the Tango FLNG floating liquefaction plant; (v) the acquisitions of PLT Energia Srl (now Eni Plenitude Wind & Energy Srl) and SEF Srl (now Eni Plenitude Solar & Miniwind Italia Srl).

Disposals in 2022 concerned: (i) the establishment by bp and Eni of Azule Energy Holdings Ltd, a 50/50 joint venture combining the two partners' Angolan hydrocarbon exploration and production assets. The transaction resulted in the loss of control of Eni Angola SpA, Eni Angola Exploration BV and Eni Angola Production BV which were contributed to Azule Energy Holdings Ltd in exchange of a 50% stake in the new entity; (ii) the disposal of 100% of the consolidated company Eni North Sea Wind Ltd which owned a 20% interest in the Dogger Bank A, B and C projects in the United Kingdom to the Norwegian joint venture Vårgrønn AS (Eni's interest 65%); (iii) the disposal of the stakes in exploration and production activities in Pakistan.

Investments in 2021 concerned: (i) the acquisition of a 100% stake of Aldro Energía y Soluciones SLU (now Eni Plenitude Iberia SLU) active in the market for the sale of power, gas and services in the retail business; (ii) the acquisition of a 100% stake of the company FRI-EL Biogas Holding (now EniBioCh4in SpA) active in the sector of power production from bioenergy; (iii) the acquisition from Glennmont Partners and PGGM Infrastructure Fund of a portfolio of thirteen operating onshore wind farms, with a total capacity of 315 MW; (iv) the acquisition of Dhamma Energy Group; (v) the acquisition from Azora Capital of a portfolio of nine renewable energy projects consisting of three wind farms in operation and one under construction for a total of 234 MW and five photovoltaic projects in an advanced stage of development for approximately 0.9 GW; (vi) the acquisition of control of Finproject by exercising the call option on the remaining 60% of the share capital, after the initial investment of 40% made in 2020; (vii) a 100% stake in Be Power, acquired by Zouk Capital and Aretex, companies active in the segment of charging infrastructure for power mobility.

Disposals in 2021 concerned the restructuring of the joint venture Unión Fenosa Gas SA following the agreements with the authorities of the Arab Republic of Egypt (ARE) and the Spanish partner Naturgy for the resolution of all outstanding issues of the joint venture with Egyptian partners which resulted in an overall cash adjustment for the benefit of Eni, represented in the disposals.

Business combinations

The provisional and definitive price allocation of the net assets acquired in 2022 is shown below:

(€ million)	Energía Eólica Boreas SLU (Provisional allocation)	Energía Eólica Boreas SLU (Definitive allocation)	PLT (PLT Energia Srl e SEF Srl) (Provisional allocation)	PLT (PLT Energia Srl e SEF Srl) (Definitive allocation)
Current assets	1	1	145	145
Property, plant and equipment	100	100	532	532
Goodwill	18	16	412	390
Other non-current assets	157	160	288	337
Cash and cash equivalent (Net borrowings)	(59)	(59)	(390)	(390)
Current and non-current liabilities	(114)	(115)	(237)	(264)
Net effects of investments	103	103	750	750
Advances paid in 2021	(16)	(16)
Total purchase price	87	87	750	750

Following the definitive allocation of the 2022 business combinations, financial statements were not restated taking into account the immateriality of the changes.